OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total Assets	€ 4,949	€ 4,941
Deferred tax assets	238	271
Cash and cash equivalents	178	166	€ 156	€ 147
Assets of disposal group classified as held for sale	45	14
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,462	4,451
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,205	2,187
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	1,150	1,081
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	700	727
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	407	456
Unallocated
Disclosure of operating segments [line items]
Deferred tax assets	238	271
Cash and cash equivalents	178	166
Other financial assets	26	39
Assets of disposal group classified as held for sale	€ 45	€ 14